Schedule of Maturity analysis for lease payments (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Year 1	kr 34,071	kr 62,125
Year 2	43,003	34,936
Year 3	39,016	28,666
Year 4	30,114	19,653
Year 5	17,177	9,051
Year 6 and thereafter	216	678
Total	kr 163,596	kr 155,109